TAXES PAYABLE (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
TAXES PAYABLE
VAT payable	¥ 1,056,214	$ 144,701	¥ 439,771
Income tax payable	440,030	60,284	440,060
Other taxes payable	189,252	25,927	113,534
Total taxes payable	¥ 1,685,496	$ 230,912	¥ 993,365